Consolidated Statements of Changes in Shareholders' Deficit	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021		$ 5,264		$ 18,939		$ 78,722		$ (786,447)				$ (683,522)
Balance, shares at Dec. 31, 2021 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(1,094,516)				(1,094,516)
Foreign currency translation										(261)		(261)
Balance at Dec. 31, 2022		$ 5,264		$ 18,939		78,722		(1,880,963)		(261)		(1,778,299)
Balance, shares at Dec. 31, 2022 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(1,119,555)				(1,119,555)
Foreign currency translation										570		570
Balance at Dec. 31, 2023		$ 5,264		$ 18,939		78,722		(3,000,518)		309	$ (3,278,484)	(2,897,284)
Balance, shares at Dec. 31, 2023 | shares	3,915,000	3,915,000	14,085,000	14,085,000
Net loss								(1,560,535)			(1,147,199)	(1,560,535)
Foreign currency translation										(1,903)		(1,903)
Balance at Dec. 31, 2024	$ 3,870	$ 5,264	$ 13,923	$ 18,939	$ 57,871	$ 78,722	$ (3,352,976)	$ (4,561,053)	$ (1,172)	$ (1,594)	$ (3,278,484)	$ (4,459,722)
Balance, shares at Dec. 31, 2024 | shares	3,915,000	3,915,000	14,085,000	14,085,000